Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 510	$ 242	$ 136
Non-cash conveyance of assets	0	0	13
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 273	$ 267	$ 231